IMPAIRIMENTS RESTRUCTURING AND OTHERS (Details) - USD ($)	3 Months Ended				9 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Impairment [Line Items]
Business Combination Contingent Consideration Arrangements Change In Amount O fContingent Consideration Liability1	$ 18,000,000			$ 34,000,000	$ 179,000,000	$ 85,000,000
Capital loss From Currency Translation	0				52,000,000
Integration Expenses	20,000,000			42,000,000	68,000,000	83,000,000
Impairment of long-lived assets	408,000,000			29,000,000	564,000,000	614,000,000
Acquisition costs	11,000,000			43,000,000	19,000,000	101,000,000
Other expenses	21,000,000			(673,000,000)	27,000,000	(616,000,000)
Restructuring	72,000,000			115,000,000	300,000,000	154,000,000
Total	550,000,000			$ (410,000,000)	1,209,000,000	$ 421,000,000
Property Plant And Equipment	8,001,000,000		$ 8,073,000,000		8,001,000,000
Impairment	5,000,000	$ 68,000,000	$ 80,000,000
Godollo [Member]
Impairment [Line Items]
Property Plant And Equipment	$ 18,000,000				$ 18,000,000